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                                               Filed Pursuant to Rule 497(e)
                                               Registration File No.: 333-30765


                        SUPPLEMENT TO THE PROSPECTUS OF
                    MORGAN STANLEY DEAN WITTER FUND OF FUNDS


                            DATED NOVEMBER 29, 1999


     The Investment Manager has agreed to continue to assume all operating expenses of the Domestic and International Portfolios of the Fund (except for any brokerage and 12b-1 fees) through December 31, 2000.



April 12, 2000